December 19, 2016
VIA EDGAR
The United States Securities and
    Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Life and Annuity Insurance Company Registration of Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Insurance Policies
Form N-6 Offered through Nationwide VL Separate Account-G

Ladies and Gentlemen:
On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account-G (the "Variable Account") we are filing an original registration statement on Form N-6 under Securities Act of 1933 ("1933 Act") for the purpose of registering Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Insurance Policies to be offered through the Variable Account.
This filing is being made electronically via EDGAR in accordance with Regulation S-T.
A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is attached as an exhibit to the registration statement. An original power of attorney is on file with Nationwide. Nationwide will maintain manually executed copies of the registration statement.
Please contact me direct at (614) 677-8212 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life and Annuity Insurance Company
/s/ Stephen M. Jackson
Stephen M. Jackson
Managing Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies